Subsequent events to December 31, 2017 - Cablevision Dividends (Details)	Jan. 08, 2018 ARS ($)
Cablevision Holding S.A. | Major ordinary share transactions
Subsequent events to December 31, 2017
Dividends paid, ordinary shares	$ 4,077,790,056